Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Digital Platform Services Revenue | Principal
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue expected to be recognized term	30 days
Description of performance obligation	The Group expects to fulfill any remaining performance obligations outstanding as of December 31, 2022 within the next ninety days of the reporting period end.
Digital Platform Fulfilment Revenue | Commercial intermediary
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue expected to be recognized term	90 days
Group Deferred Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue expected to be recognized term	30 days
Description of performance obligation	The Group expects to fulfill any remaining performance obligations outstanding at December 31, 2022 within the next ninety days from the reporting period.
Previously deferred amounts recognized as revenue in the year	$ 10.4	$ 15.3	$ 8.5
Advance From Customers Revenue Recognized	20.5	29.1	16.0
Customer advances from performance obligations not satisfied	29.1	16.0	23.8
Revenue from performance obligations not satisfied	$ 15.3	$ 8.5	$ 7.4